Deferred dry dock and special survey costs, net	6 Months Ended
Jun. 30, 2026
Deferred Dry Dock And Special Survey Costs Net
Deferred dry dock and special survey costs, net

6. Deferred dry dock and special survey costs, net:

The movement in Deferred dry dock and special survey costs, net, in the accompanying unaudited interim Consolidated Balance Sheets is as follows:

2026

Balance January 1,	$2,093
Amortization of special survey costs	(338)
Balance June 30,	$1,755

The amortization of the special survey costs is separately reflected in the accompanying unaudited interim Consolidated Statement of Comprehensive Income/(Loss).

PYXIS TANKERS INC.

Notes to the unaudited interim Consolidated Financial Statements

(Expressed in thousands of U.S. dollars, except for share and per share data)